Employee Benefit Plan (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Predecessor
Employee benefit plan
Minimum age of employees under the Plan	21 years
Minimum period of employment under the Plan	3 months
Matching contributions by the Company (as a percent)	50.00%	50.00%
Compensation contribution on matching contributions by the Company (as a percent)	8.00%	8.00%
Employee benefit plan expense	$ 525	$ 346